Note 2 - Cash and Balances Due from Banks (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash Reserve Deposit Required and Made	$ 1,275,000	$ 1,278,000